Other Liabilities, Provisions and Commitments - Summary of Other Non-current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Total
Total	$ 5,464	$ 3,863
Derivative financial instruments
Total
Total	4,668	3,168
Success fee to pay
Total
Total	460	435
Security deposits
Total
Total	184	185
Other
Total
Total	$ 152	$ 75